Benefit Plans - Schedule of Assumptions to Estimate the Fair Value of the Options Granted (Detail)	12 Months Ended
Jun. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Weighted average risk-free interest rate	2.17%
Expected dividend yield	2.00%
Weighted average volatility factors of the expected market price of the Company's stock	33.14%
Weighted average expected life of the options	6 years 6 months